Annual Total Returns[BarChart] - Invesco SP 500 Revenue ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	16.93%	0.38%	18.08%	37.68%	13.35%	(1.21%)	12.25%	19.88%	(7.57%)	28.02%